Share-based Payment Expense - Summary of Share-based Payment Expense, Continuing Operations (Detail) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Share Based Compensation Expense [line items]
Share-based payment expense	[1]	$ 110	$ 96	$ 83
Performance Share Plans and Restricted Share Plan expense [member]
Disclosure Of Share Based Compensation Expense [line items]
Share-based payment expense		108	93	79
Share option expense [member]
Disclosure Of Share Based Compensation Expense [line items]
Share-based payment expense		$ 2	$ 3	$ 4

[1]	The total share-based payment expense in 2019, including discontinued operations, amounted to $86 million.